LEASES (Tables)	6 Months Ended
Dec. 31, 2019
LEASES
Summary of operating lease related assets and liabilities recorded on the balance sheets

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	December 31, 2019
	RMB	U.S. Dollars
Rights of use lease assets	¥532,491	$76,420

Operating lease liabilities – current	640,491	91,919
Operating lease liabilities – non-current	—	—
Total operating lease liabilities	¥640,491	$91,919

Summary of weighted average remaining lease terms and discount rates for all of operating leases

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2019:

December 31,
2019
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	0.42
Weighted average discount rate	5%

Summary of maturities of lease liabilities

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2019:

	December 31, 2019
	RMB	U.S. Dollars
2020	¥646,000	$92,710
Total lease payments	646,000	92,710
Less: imputed interest	(5,509)	(791)
Present value of lease liabilities	¥640,491	$91,919